Nature of Operations and Basis of Presentation	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation

Note 1—Nature of Operations and Basis of Presentation

OncoSec Medical Incorporated (together with its subsidiary, unless the context indicates otherwise, being collectively referred to as the “Company”) began its operations as a biotechnology company in March 2011. The Company has not generated any revenues since its inception. The Company was incorporated in the State of Nevada on February 8, 2008 under the name of Netventory Solutions, Inc. and changed its name to OncoSec Medical Incorporated in March 2011 when it began operating as a biotechnology company.

The Company is a late-stage immuno-oncology company focused on designing, developing and commercializing innovative, proprietary, intra-tumoral DNA-based therapeutics delivered by electroporation (“EP”) to stimulate and augment anti-tumor immune responses for the treatment of cancers. Its core technology, ImmunoPulse®, is a drug-device therapeutic modality platform comprised of a proprietary OncoSec Medical System EP device (the “OMS EP Device”) and a proprietary DNA plasmid delivery and application method that enables transient expression of recombinant therapeutic molecules in cells. The OMS EP Device is designed to promote cellular uptake of plasmid DNA injected directly into solid tumors to allow subsequent expression of the encoded therapeutic protein. The OMS EP Device can be adapted to treat different tumor types, and consists of an electrical pulse generator and a disposable applicator. The Company’s lead product candidate, called tavokinogene telseplasmid (“TAVO™”), is a plasmid encoding human interleukin-12 (“IL-12”). The OMS EP Device is used to deliver TAVO™ into cells in tumor lesions, with the aim of overcoming the immunosuppressive microenvironment in the treated tumor and elicit systemic tumor-specific immune responses in cancer patients, which process we refer to as TAVO™-EP. Activation of an appropriate anti-tumor inflammatory response in the treated lesion can drive the immune system to mount a systemic anti-tumor response against tumors in other parts of the body that were not treated directly with the therapeutic approach. In 2017, the Company received Fast Track Designation and Orphan Drug Designation from the U.S. Food and Drug Administration (“FDA”) for TAVO™ in metastatic melanoma, which could qualify TAVO™-EP for expedited FDA review, a rolling Biologics License Application (“BLA”) review and certain other benefits to achieve faster registration of a therapeutic product.

The Company’s primary focus is to pursue TAVO™-EP in combination with KEYTRUDA® (pembrolizumab) in melanoma. In October 2022, due to its financial position, the Company decreased all clinical activity outside of its melanoma clinical pipeline, including trials and studies involving triple negative breast cancer (“TNBC”) and squamous cell carcinoma of the head and neck.

The Company’s KEYNOTE-695 clinical trial is a registration-directed, Phase 2b open-label, non-randomized, multicenter trial in approximately 100 patients treated with TAVO™-EP in combination with KEYTRUDA® in anti-PD-1 checkpoint inhibitor (nivolumab or pembrolizumab) relapsed or refractory metastatic melanoma. The KEYNOTE-695 clinical trial is being conducted in the United States, Canada, Australia and Europe. In May 2017, the Company entered into a clinical trial collaboration and supply agreement with a subsidiary of Merck & Co., Inc. (“Merck”) in connection with the KEYNOTE-695 trial. Pursuant to the terms of the agreement, each company will bear its own costs related to manufacturing and supply of its product, as well as its own internal costs. The Company is the trial sponsor and is responsible for external costs. The trial completed enrollment of Cohort 1 in December 2020. In December 2020, the protocol was amended to include an additional cohort, consisting of patients who were exposed to prior treatment with ipilimumab and progressed on anti-PD-1 checkpoint inhibitor therapy. The amendment also enabled enrollment of approximately 25 additional patients to be treated with an updated version of the OMS EP Device (i.e., GenPulse™ generator and Series 3 Applicator). Enrollment in these additional two cohorts has also been stopped in order to prepare for the final data analyses of the trial. Database lock for the 105 patients enrolled in Cohort 1 occurred in October 2022. The final data analysis of the key secondary endpoints, including objective response rate (ORR) by investigator assessment, was announced in November 2022, and the final data analysis of the primary endpoint, ORR by blinded independent central review (BICR) is expected to be available during the first calendar quarter of 2023.

The Company’s KEYNOTE-890 clinical trial is a Phase 2, open-label, non-randomized, multicenter trial conducted in the United States and Australia to evaluate the safety and efficacy of TAVO™-EP in combination with KEYTRUDA® in patients with inoperable locally advanced or metastatic TNBC who have previously failed at least one systemic chemotherapy or immunotherapy (Cohort 1) or TAVO™-EP in combination with KEYTRUDA® and chemotherapy in patients with inoperable locally advanced or metastatic TNBC who have had no prior systemic therapy in the advanced or metastatic setting (Cohort 2).

In May 2018, the Company entered into a second clinical trial collaboration and supply agreement with Merck with respect to the KEYNOTE-890 trial, Cohort 1. Pursuant to the terms of the agreement, each company will bear its own costs related to manufacturing and supply of its product, as well as its own internal costs. The Company is the trial sponsor and is responsible for external costs. In June 2020, the Company amended this second clinical trial collaboration and supply agreement with Merck to include KEYNOTE-890, Cohort 2, for the frontline treatment of patients with inoperable locally advanced or metastatic TNBC with the combination of TAVO™-EP, KEYTRUDA®, and chemotherapy. Enrollment of Cohort 1 (26 patients) was completed in December 2020. Interim data for Cohort 1 was initially presented at the San Antonio Breast Cancer Symposium (“SABCS”) in December 2019, and an update on this cohort was presented at the SABCS in December 2021. Enrollment of Cohort 2 (target 40 patients) began in January 2021. Enrollment of Cohort 2 has been closed as of October 2022; the Company has deferred further development of TAVO™-EP for the treatment of TNBC in order to focus its efforts and resources on the ongoing development of TAVO™-EP in melanoma.

In August 2020, the Company supported commencement of an investigator-sponsored Phase 2 clinical trial (Phase 2 IST) conducted by the H. Lee Moffitt Cancer Center and Research Institute and the University of South Florida Morsani College of Medicine to evaluate TAVO™-EP as neoadjuvant treatment (administered before surgery) in combination with intravenous OPDIVO® (nivolumab) in up to 33 patients with operable locally/regionally advanced melanoma. This trial has been designed to evaluate whether the addition of TAVO™-EP can increase the complete pathological response rate observed with monotherapy OPDIVO®, an anti-PD-1 checkpoint inhibitor, in patients with locally/regionally advanced melanoma prior to surgical resection of tumors. This Phase 2 IST began enrolling patients in December 2020. Enrollment for this trial is expected to be completed in calendar year 2023. Preliminary data from this trial was presented at an international medical conference, the Society for Immunotherapy of Cancer (SITC), in November 2022.

In November 2020, the Company obtained an exclusive license to the Cliniporator® electroporation gene electrotransfer platform from IGEA Clinical Biophysics. This platform has been used for electrochemotherapy in and outside of Europe in over 200 major oncological centers to treat cutaneous metastatic cancer nodules, including melanoma. The license encompasses a broad field of use for gene delivery in oncology, including use as part of the Company’s Visceral Lesion applicator (“VLA”) program. The Company may continue to pursue potential new trials and studies related to TAVO™-EP in various tumor types once the Company’s financial resources allow.

The VLA is intended and may be designed to work with low voltage EP generators, including but not limited to the Company’s proprietary APOLLO™ EP generator and Cliniporator®, and it is expected to enable transfection of immunologically relevant genes into cells located in visceral primary or metastatic tumor lesions. For example, the Company may develop this proprietary technology to treat liver, lung, bladder, pancreatic and other difficult to treat visceral lesions. In early 2020, the Company presented early preclinical data pertaining to visceral delivery of plasmid-based therapeutics at meeting of the Society for Interventional Oncology and the Society for Interventional Radiology, and the Company has since successfully completed several animal studies to assess the VLA. The Company has deferred further development of the VLA in order to focus its efforts and resources on the ongoing development of TAVO™-EP in melanoma.

Restructuring Plan

On October 2, 2022, the Company’s Board of Directors authorized a restructuring plan (the “Restructuring Plan”) that is designed to prioritize clinical activities in melanoma to reduce operating expenses while advancing the Company’s lead product candidate, TAVO™-EP, toward near-term data milestones in connection with the KEYNOTE-695 clinical trial. As part of the Restructuring Plan, the Company restructured its internal operations and reduced its workforce by approximately 45%, or 17 employees.

The Company incurred charges of approximately $650,000 through January 31, 2023, in connection with the Restructuring Plan, consisting primarily of expenditures for employee transition, notice period and severance payments, retention bonus payments, and related costs. The Company currently estimates that it will incur additional charges of approximately $200,000 during the remainder of the first calendar quarter of 2023 in connection with the Restructuring Plan, consisting primarily of cash expenditures for retention bonus payments and related costs.

Any further charges that the Company expects to incur in connection with the Restructuring Plan are estimates and subject to a number of assumptions, and actual results may differ materially. The Company expects to operationalize additional cost reduction actions that will include other incremental cost reduction actions unrelated to workforce reductions.

Additionally, in connection with the Restructuring Plan, on December 26, 2022, the Company’s Board of Directors approved cash bonus retention awards for certain members of the Company’s leadership team, pursuant to which the Company will provide a cash incentive designed to retain such employees (the “Retention Bonuses”). Pursuant to the terms of the Retention Bonuses, eligible employees will each receive a cash bonus award of $50,000 (not to exceed $300,000 in the aggregate for all recipients of the Retention Bonuses), to be paid on or about August 4, 2023, for services rendered to the Company during the period beginning on October 7, 2022 and ending on July 31, 2023, subject to each eligible employee’s continued employment and good standing with the Company on July 31, 2023. The Company’s President and Chief Executive Officer and the Company’s Chief Financial Officer will not receive Retention Bonuses.

Unaudited Interim Financial Information

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information and with instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. The condensed consolidated balance sheet as of January 31, 2023, the condensed consolidated statements of operations for the three and six months ended January 31, 2023 and 2022, the condensed consolidated statements of comprehensive loss for the three and six months ended January 31, 2023 and 2022, the condensed consolidated statements of stockholders’ equity (deficit) for the three and six months ended January 31, 2023 and 2022, and the condensed consolidated statements of cash flows for the six months ended January 31, 2023 and 2022, are unaudited, but include all adjustments (consisting of normal recurring adjustments) that, in the opinion of management, are necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented and necessary in order to make the Company’s financial statements not misleading. The condensed consolidated results of operations for the three and six months ended January 31, 2023 shown herein are not necessarily indicative of the consolidated results that may be expected for the year ending July 31, 2023, or for any other period. These condensed consolidated financial statements, and notes thereto, should be read in conjunction with the audited consolidated financial statements for the fiscal year ended July 31, 2022, included in the Company’s Annual Report on Form 10-K (the “Annual Report”) filed with the U.S. Securities and Exchange Commission (“SEC”) on October 31, 2022. The condensed consolidated balance sheet at July 31, 2022 has been derived from the audited financial statements at that date but does not include all the information and footnotes required by U.S. GAAP for complete financial statements.

Note 1 – Nature of Operations and Basis of Presentation

OncoSec Medical Incorporated (together with its subsidiary, unless the context indicates otherwise, being collectively referred to as the “Company”) began its operations as a biotechnology company in March 2011. The Company has not generated any revenues since its inception. The Company was incorporated in the State of Nevada on February 8, 2008 under the name of Netventory Solutions, Inc. and changed its name to OncoSec Medical Incorporated in March 2011 when it began operating as a biotechnology company.

The Company is a late-stage immuno-oncology company focused on designing, developing and commercializing innovative, proprietary, intra-tumoral DNA-based therapeutics delivered by electroporation (“EP”) to stimulate and augment anti-tumor immune responses for the treatment of cancers. Its core technology, ImmunoPulse®, is a drug-device therapeutic modality platform comprised of a proprietary OncoSec Medical System EP device (the “OMS EP Device”) and a proprietary DNA plasmid delivery and application method that enables transient expression of recombinant therapeutic molecules in cells. The OMS EP Device is designed to promote cellular uptake of plasmid DNA injected directly into solid tumors to allow subsequent expression of the encoded therapeutic protein. The OMS EP Device can be adapted to treat different tumor types, and consists of an electrical pulse generator and disposable applicator. The Company’s lead product candidate is a plasmid encoding interleukin-12 (“IL-12”) called tavokinogene telseplasmid (“TAVO™”). The OMS EP Device is used to deliver TAVO™ into cells in tumor lesions, with the aim of reversing the immunosuppressive microenvironment in the treated tumor and elicit systemic tumor-specific immune responses in cancer patients. Activation of an appropriate anti-tumor inflammatory response in the treated lesion can drive the immune system to mount a systemic anti-tumor response against untreated tumors in other parts of the body. In 2017, the Company received Fast Track Designation and Orphan Drug Designation from the U.S. Food and Drug Administration (“FDA”) for TAVO™ in metastatic melanoma, which could qualify TAVO™-EP for expedited FDA review, a rolling Biologics License Application (“BLA”) review and certain other benefits to achieve faster registration of a therapeutic product.

The Company’s primary focus is to pursue its study of TAVO™-EP in combination with KEYTRUDA® (pembrolizumab) in melanoma. During October of 2022, due to the Company’s financial position the Company decreased all clinical activity outside of its melanoma clinical pipeline, including trials and studies involving triple negative breast cancer (“TNBC”) and squamous cell carcinoma head and neck cancer.

The Company’s KEYNOTE-695 clinical trial is a registration-directed, Phase 2b open-label, single-arm, multicenter trial in approximately 100 patients treated with TAVO™-EP in combination with KEYTRUDA® (pembrolizumab) in anti-PD-1 checkpoint inhibitor (nivolumab or pembrolizumab) relapsed or refractory metastatic melanoma, being conducted in the United States, Canada, Australia and Europe. In May 2017, the Company entered into a clinical trial collaboration and supply agreement with a subsidiary of Merck & Co., Inc. (“Merck”) in connection with the KEYNOTE-695 trial. Pursuant to the terms of the agreement, each company will bear its own costs related to manufacturing and supply of its product, as well as be responsible for its own internal costs. The Company is the trial sponsor and is responsible for external costs. The trial completed enrollment of Cohort 1 in December 2020. In December 2020, the protocol was amended to include an additional cohort, consisting of patients who were exposed to treatment with ipilimumab and progressed on prior anti-PD-1 checkpoint inhibitor. The amendment also enabled enrollment of approximately 25 additional patients to be treated with an updated version of the OMS EP Device (i.e., GenPulseTM generator and Series 3 Applicator), in preparation for seeking FDA approval. Database lock for the 105 patients enrolled in Cohort 1 is November 2022 and the final data analyses of the primary and secondary endpoints are expected to be available during the first quarter of 2023 and fourth quarter of 2022, respectively.

The Company’s KEYNOTE-890 clinical trial is a Phase 2, open-label, single-arm, multicenter trial conducted in the United States and Australia to evaluate the safety and efficacy of TAVO™-EP in combination with KEYTRUDA® in patients with inoperable locally advanced or metastatic TNBC who have previously failed at least one systemic chemotherapy or immunotherapy (Cohort 1) or TAVO™-EP in combination with KEYTRUDA® and chemotherapy in patients with inoperable locally advanced or metastatic TNBC who have had no prior systemic therapy in the advanced or metastatic setting (Cohort 2).

In May 2018, the Company entered into a second clinical trial collaboration and supply agreement with a subsidiary of Merck with respect to the KEYNOTE-890 trial, Cohort 1. Pursuant to the terms of the agreement, each company will bear its own costs related to manufacturing and supply of its product, as well as be responsible for its own internal costs. The Company is the trial sponsor and is responsible for external costs. In June 2020, the Company amended its second clinical trial collaboration and supply agreement to include KEYNOTE-890, Cohort 2, for the frontline treatment of patients with inoperable locally advanced or metastatic TNBC with the combination of TAVO-EP, KEYTRUDA, and chemotherapy. Enrollment of Cohort 1 was completed (26 patients) in December 2020. Interim data for Cohort 1 was initially presented at the San Antonio Breast Cancer Symposium (“SABCS”) in December 2019, and an update on this cohort was presented at the SABCS in December 2021. Enrollment of Cohort 2 (target 40 patients) began in January 2021. Due to slow enrollment and competing studies in front-line TNBC, recruitment on Cohort 2 has been halted as of October 2022. The Company has deferred further development of TAVO™-EP for the treatment of TNBC in order to focus its efforts and resources on our ongoing development of TAVO™-EP in melanoma.

In May 2019, the Company supported commencement of an investigator-initiated Phase 1 clinical trial conducted by the University of California San Francisco (“UCSF”) Helen Diller Family Comprehensive Cancer Center. This trial targets patients with Squamous Cell Carcinoma of the Head & Neck and is a single-arm open-label clinical trial in which 68 evaluable patients will receive TAVO™-EP, KEYTRUDA® and epacadostat. Recruitment on this trial was halted for strategic reasons in June 2021.

In August 2020, the Company supported commencement of an investigator-initiated Phase 2 clinical trial conducted by the H. Lee Moffitt Cancer Center and Research Institute and the University of South Florida Morsani College of Medicine to evaluate TAVO™-EP as neoadjuvant treatment (administered before surgery) in combination with intravenous OPDIVO® (nivolumab) in up to 33 patients with operable locally/regionally advanced melanoma. This trial has been designed to evaluate whether the addition of TAVO™-EP can increase the published anti-tumor response observed with monotherapy OPDIVO®, an anti-PD-1 checkpoint inhibitor, in patients with locally/regionally advanced melanoma prior to surgical resection of tumors. This trial began enrolling patients in December of 2020. Enrollment for this trial is expected to be completed in 2023. Preliminary data from this trial will be presented at an international medical conference, the Society for Immunotherapy of Cancer (SITC), in November 2022.

In November 2020, the Company obtained an exclusive license to the Cliniporator® electroporation gene electrotransfer platform from IGEA Clinical Biophysics. This platform has been used for electrochemotherapy in and outside of Europe in over 200 major oncological centers to treat cutaneous metastatic cancer nodules, including melanoma. The license encompasses a broad field of use for gene delivery in oncology, including use as part of the Company’s Visceral Lesion applicator (“VLA”) program.

The Company intends to continue to pursue potential new trials and studies related to TAVO™-EP, in various tumor types. In addition, the Company is also developing its next-generation EP device and applicator, including advancements toward prototypes, pursuing discovery research to identify other product candidates that, similar to IL-12, can be encoded into plasmid-DNA and delivered, using our proprietary delivery and application method, intratumorally using EP. For example, the Company has been, and intends to continue once the Company’s financial position allows, developing proprietary technology to potentially treat liver, lung, bladder, pancreatic and other difficult to treat visceral lesions through the direct delivery of plasmid encoded therapeutics with the VLA. While currently paused to focus activities on melanoma and clinical stage programs, the Company intends to continue this work in the future.

The VLA is intended and may be designed to work with low voltage EP generators, including but not limited to the Company’s proprietary APOLLOTM EP generator and Cliniporator®, and is expected to enable transfection of immunologically relevant genes into cells located in visceral primary or metastatic tumor lesions. In early 2020, the Company had two poster presentations, one at the Society for Interventional Oncology and one at the Society for Interventional Radiology, where it presented preclinical data pertaining to visceral delivery of plasmid-based therapeutics. Additionally, the Company has successfully completed several large animal studies to assess VLA design. The Company expected to bring a VLA into the clinic in 2023. However, this timeline is under evaluation and may extend beyond 2023. The Company believes that the flexibility of the Company’s proprietary plasmid-DNA technology allows the Company to deliver other immunologically relevant molecules into the tumor microenvironment in addition to the delivery of plasmid-DNA encoding for IL-12.